Average Annual Total Returns{- Fidelity Asset Manager 20%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-10 - Fidelity Asset Manager 20%	Fidelity Asset Manager 20% Return Before Taxes Past 1 year	Fidelity Asset Manager 20% Return Before Taxes Past 5 years	Fidelity Asset Manager 20% Return Before Taxes Past 10 years	Fidelity Asset Manager 20% After Taxes on Distributions Past 1 year	Fidelity Asset Manager 20% After Taxes on Distributions Past 5 years	Fidelity Asset Manager 20% After Taxes on Distributions Past 10 years	Fidelity Asset Manager 20% After Taxes on Distributions and Sales Past 1 year	Fidelity Asset Manager 20% After Taxes on Distributions and Sales Past 5 years	Fidelity Asset Manager 20% After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0056 Past 1 year	F0056 Past 5 years	F0056 Past 10 years
Total	10.64%	3.98%	4.74%	9.49%	2.80%	3.62%	6.50%	2.66%	3.36%	8.72%	3.05%	3.75%	10.51%	3.90%	4.39%